SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Aug. 31, 2022
Short Term Investment Abstract
Disclosure of short-term investments
The Company’s short-term investments include the following as at August 31, 2022 and August 31, 2021:

DESCRIPTION	AUGUST 31, 2022	AUGUST 31, 2021
Guaranteed Investment Certificates (GIC)	$30,072	$128,170
Bond - Canada Revenue Agency	20	20
	$30,092	$128,190